OTHER RESERVES	12 Months Ended
Dec. 31, 2017
Disclosure of reserves within equity [text block] [Abstract]
Disclosure of reserves within equity [text block]

NOTE 41: OTHER RESERVES

	2017 £m	2016 £m	2015 £m
Other reserves comprise:
Merger reserve	7,766	7,766	7,976
Capital redemption reserve	4,115	4,115	4,115
Revaluation reserve in respect of available-for-sale financial assets	685	759	(438)
Cash flow hedging reserve	1,405	2,136	727
Foreign currency translation reserve	(156)	(124)	(120)
At 31 December	13,815	14,652	12,260

The merger reserve primarily comprises the premium on shares issued on 13 January 2009 under the placing and open offer and shares issued on 16 January 2009 on the acquisition of HBOS plc.

The capital redemption reserve represents transfers from distributable reserve in accordance with companies’ legislation upon the redemption of ordinary and preference share capital.

The revaluation reserve in respect of available-for-sale financial assets represents the cumulative after tax unrealised change in the fair value of financial assets classified as available-for-sale since initial recognition; in the case of available-for-sale financial assets obtained on acquisitions of businesses, since the date of acquisition; and in the case of transferred assets that were previously held at amortised cost, by reference to that amortised cost.

The cash flow hedging reserve represents the cumulative after tax gains and losses on effective cash flow hedging instruments that will be reclassified to the income statement in the periods in which the hedged item affects profit or loss.

The foreign currency translation reserve represents the cumulative after-tax gains and losses on the translation of foreign operations and exchange differences arising on financial instruments designated as hedges of the Group’s net investment in foreign operations.

	2017 £m	2016 £m	2015 £m
Merger reserve
At 1 January	7,766	7,976	8,107
Redemption of preference shares (note 40)	–	(210)	(131)
At 31 December	7,766	7,766	7,976

Movements in other reserves were as follows:

	2017 £m	2016 £m	2015 £m
Revaluation reserve in respect of available-for-sale financial assets
At 1 January	759	(438)	(67)
Adjustment on transfer from held-to-maturity portfolio	–	1,544	–
Deferred tax	–	(417)	–
	–	1,127	–
Change in fair value of available-for-sale financial assets	303	356	(318)
Deferred tax	(26)	(25)	(18)
Current tax	(4)	(3)	2
	273	328	(334)
Income statement transfers:
Disposals (note 9)	(446)	(575)	(51)
Deferred tax	93	196	3
Current tax	–	(52)	(1)
	(353)	(431)	(49)
Impairment	6	173	4
Deferred tax	–	–	8
	6	173	12
At 31 December	685	759	(438)

	2017	2016	2015
	£m	£m	£m
Cash flow hedging reserve
At 1 January	2,136	727	1,139
Change in fair value of hedging derivatives	(363)	2,432	537
Deferred tax	121	(610)	(186)
	(242)	1,822	351
Income statement transfers (note 5)	(651)	(557)	(956)
Deferred tax	162	144	193
	(489)	(413)	(763)
At 31 December	1,405	2,136	727

	2017	2016	2015
	£m	£m	£m
Foreign currency translation reserve
At 1 January	(124)	(120)	(78)
Currency translation differences arising in the year	(21)	(110)	(59)
Foreign currency gains on net investment hedges (tax: £nil)	(11)	106	17
At 31 December	(156)	(124)	(120)